Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets
Prepaid research and development expenses	$ 1,113	$ 18	$ 3,203
Other prepaid expenses	35	54	36
Total prepaid expenses and other current assets	$ 1,148	$ 72	$ 3,239